Cover	Mar. 27, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 27, 2020
Entity File Number	01-13697
Entity Registrant Name	MOHAWK INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1604305
Entity Address, Address Line One	160 S. Industrial Blvd.
Entity Address, City or Town	Calhoun
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30701
City Area Code	706
Local Phone Number	629-7721
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000851968
Common Stock, $.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	MHK
Security Exchange Name	NYSE
Floating Rate Notes due 2020
Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Floating Rate Notes due 2021
Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2021
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Senior Notes due 2022
Entity Information [Line Items]
Title of 12(b) Security	2.000% Senior Notes due 2022
Security Exchange Name	NYSE
No Trading Symbol Flag	true